Segment Information - Summary of Information About Geographical Areas and Customers (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Revenue	€ 25,220	€ 24,789	[1]	€ 21,406	[1]
Continuing Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	25,220	24,789		21,406
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	21,556	21,219
Continuing and Discontinued Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	27,563	27,104		23,635
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	22,032	21,750
Americas Distribution [member] | Discontinued Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	2,343	2,315		2,229
Republic of Ireland [Member] | Continuing Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	435	403		349
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	493	475
Benelux (Mainly the Netherlands) [Member] | Continuing Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	2,589	2,576		2,478
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,162	1,201
United Kingdom [member] | Continuing Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	3,023	3,091		1,694
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,395	2,487
United States [member] | Continuing Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	10,844	10,415		9,819
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	8,749	8,710
United States [member] | Americas Distribution [member] | Discontinued Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	2,343	2,315		2,229
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	476	531
Other [member] | Continuing Operations [Member]
Disclosure of geographical areas [Line Items]
Revenue	8,329	8,304		€ 7,066
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 8,757	€ 8,346

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.